Options Advance Payments- Purchase of Leased Vessels (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 20, 2015	Jun. 15, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Advance Payments- Purchase of Leased Vessels (Textual)
Sellers credit	$ 9,000
Loss on sale of vessel			$ (277)	$ (7,620)	$ (1,098)
Options advance payment				2,000
Contractual derivative obligation			$ 5,442	$ 3,300
M/V Free Goddess [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price	5,500
Related party sale price	725
Sellers credit	4,500
Hire rate of vessels	1,100
M/V Free Hero [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price	5,500
Related party sale price	725
Sellers credit	4,500
Hire rate of vessels	$ 1,100
M/V Fiorello [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price		$ 1,490
Loss on sale of vessel		$ 1,942